DEFERRED CHARGES (Schedule of deferred charges) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Leasing Charges
Deferred charges	$ 3,465,062	$ 3,348,031
Less accumulated amortization	1,384,142	1,404,267
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	3,059,615	2,942,583
Less accumulated amortization	1,089,934	1,134,929
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	405,447	405,448
Less accumulated amortization	$ 294,208	$ 269,338